Defined Asset Funds[SM]

Defined Performance
As of September 30, 1998

[ML Logo] Merrill Lynch

Defined Asset Funds(SM) are defined portfolios of securities. They can be a convenient and cost-efficient way for you to invest in stocks and bonds with reduced risk through diversification and professional selection.

Buy With Knowledge. Hold With Confidence.

When you buy a Defined Asset Fund, you are investing in a pre-defined portfolio. Its securities and attributes are printed right in the prospectus. So you know exactly where your money is being invested.

The portfolios follow disciplined strategies or are selected by our experienced buyers and market analysts with access to extensive research.

Our philosophy is to buy quality investments and hold them, rather than trying to time the market. Our funds are not managed, nor do you pay a management fee. We do monitor each fund's holdings on an ongoing basis-so you can hold this investment with confidence.

The following pages provide detailed information on our family of funds including fund performance.

If you have any questions or would like additional information on any Defined Asset Fund, please contact your Merrill Lunch Financial Consultant.


Defined Advantages

Ongoing Supervision

Our funds are not actively managed; however, the portfolios are reviewed regularly by our research analysts and a security may be sold in the event of significant adverse developments.

Reinvestment Option

Most equity funds offer a reinvestment option that lets you reinvest distributions into additional units of the Fund, at a reduced sales charge. By reinvesting, you can increase your holdings and may also compound your total return.

Low Expenses

Although units are subject to sales charges, annual operating expenses are low. What's more, volume discounts are generally available on larger purchases.

Liquidity

You can redeem your investment at any time at a price based on the fund's net asset value at that time. The price you receive may be more or less than your cost.

Exchange Option

You may also choose to exchange your holdings for certain other Defined Asset Funds at a reduced sales charge.

Convenience

No need for multiple security purchases. Defined Asset Funds offer diversification, with one easy price to track.

Table of Contents

 Levels of Risk Tolerance                                  2

 Portfolio Definitions                                     3

 Portfolio Offerings                                       4-5


 Equity Performance

 Select Series                                             6

 Domestic, International and Sector                        7


 Fixed-Income Performance

 Municipal, State and Corporate Series                     8


OUR FAMILY OF DEFINED PORTFOLIOS

Defined Asset Funds[SM]
Buy with Knowledge. Hold with Confidence

Portfolios to fit various levels of risk tolerance.

[A chart in pyramid form, divided into five sections. The degree of risk is lower at the base and increases section by section to higher risk as one moves in the direction of and to the top of the pyramid.]

Lower Risk                                                                                            Higher Risk
-------------------------------------------------------------------------------------------------------------------------
o  Corporate Income      o  Real Estate          o  Western Premier        o  Tele-Global Trust    o  Financial Portfolio
   Funds                    Income Fund             Portfolio              o  Select Ten United    o  Defined
o  Laddered Treasury     o  Utility Portfolio    o  Select Principled         Kingdom                 Technology
   Trusts                o  Cohen & Steers          Values(SM) Portfolio   o  Select Year-Ahead       Portfolio(SM)
o  Municipal                Realty Majors(SM)    o  Select Standard &         International        o  Health Care
   Investment               (Portfolio)             Poor's Industrial      o  Select S&P              Portfolio
   Trusts/Defined        o  S&P 500 Index           Portfolio                 Intrinsic Value      o  Select Growth
   Municipal Funds          Trust                o  Premier American          Portfolio               Portfolio
o  United States                                    Portfolio              o  Premier World
   Treasury Strategy                             o  Select Ten                Portfolio
   Trust                                            Portfolio (DJIA)*      o  Standard & Poor's
o  GNMA Series                                                                MidCap Index
                                                                              Trust
                                                                           o  European
                                                                              Monetary Union
                                                                              Portfolio
                                                                           o  Select Year-Ahead
                                                                              Domestic Portfolio
                                                                           o  Select Standard &
                                                                              Poor's Industry
                                                                              Turnaround
-------------------------------------------------------------------------------------------------------------------------

This chart is for illustrative purposes to be used as a general guide. Please consult your Financial Consultant who can make recommendations for your personal situation.

DOMESTIC EQUITIES

Low Five Portfolio
For growth potential with principal protection. Features call options representing five DJIA* stocks.

Premier American Portfolio
A diversified Portfolio of American blue chip companies.

Principled Values Portfolio
Invests in companies with socially responsible policies and a positive diversity record.

Select Growth Portfolio
Holds ten growth stocks selected by O'Shaughnessy Capital Management's proprietary screening process.

Select S&P Industrial Portfolio(+)
Follows a contrarian strategy by selecting 15 large cap stocks ranked A or better by S&P from the Industrial Index with high dividend yields.

Select S&P Industry Turnaround Portfolio(+)
Promising stocks selected by Standard & Poor's from out of favor industries, potentially ready for a comeback.

Select Standard & Poor's Intrinsic Value Portfolio(+)
Invests in stocks selected by a Standard & Poor's model for their strong capital appreciation potential.

Select Ten Portfolio (DJIA)
Holds the ten highest dividend-yielding stocks of the DJIA.

Select Year-Ahead Domestic Portfolio
Companies selected for growth potential by Merrill Lynch Global Research.

S&P 500 Trust and S&P MidCap 400 Trust(+)
Replicates composition and weighting of S&P 500 and S&P 400 MidCap indices.

Western Premier Portfolio
Stocks of highly capitalized companies headquartered in the western U.S. chosen for their growth potential.


INTERNATIONAL EQUITIES

European Monetary Union Portfolio
Attractive stocks from EMU countries that may benefit from economic union.

Premier World Portfolio
Diversified portfolio of large cap non-U.S. companies.

Select Ten United Kingdom Portfolio
The ten highest dividend-yielding stocks of the Financial Times Index.

Select Year-Ahead International Portfolio
International stocks recommended by Merrill Lynch Research from 17 non-U.S. countries.


SECTOR EQUITIES

Cohen & Steers Realty Majors Portfolio
28 REITs which Cohen & Steers considers to be leaders in the industry.

Defined Technology Portfolio
Seeks to outperform the Merrill Lynch 100 Technology Index by reweighting stocks in the index.

Financial Portfolio
Financial stocks selected by Merrill Lynch Research as among the most attractive.

Health Care Portfolio
Attractive health care stocks selected by Merrill Lynch Research.

Real Estate Income Fund
Portfolio of REITs, diversified both geographically and by sector. Cohen & Steers consults on the portfolio selection.

Tele-Global Trust
Global telecommunications companies that are believed to be well-positioned for growth.

Utility Portfolio
U.S. electric utility stocks with strong dividend history.

FIXED-INCOME

Municipal Investment Trusts/Defined Municipal Funds

National Series
Diverse bond portfolios, income exempt from regular federal income taxes.(++)

State Series
Bonds from one state, offering double or triple tax-free income.

Insured Series
AAA rated. Federal tax-free income. Portfolio bonds are guaranteed against credit risk, but not market risk.(Section )

Corporate Income Funds

Intermediate
Diversified quality corporate bonds.

Intermediate Insured
AAA rated. Diversified portfolio of corporate bonds. Insured against credit risk.(Section )

Long Term
A rated of better. Diversified corporate bonds.

Government Securities Income Funds

5 & 10 Year Laddered Treasury Trust
AAA rated portfolios of Treasury notes with laddered maturities.

U.S. Treasury Strategy Trust
AAA rated laddered portfolios of medium-term interest-bearing U.S. Treasuries.

GNMA Series
AAA rated portfolios of Ginnie Mae mortgage-backed securities.

* Dow Jones & Company, Inc., owner of the name "Dow Jones Industrial Average," is unaffiliated with, and did not participate in the creation of the Portfolios or the selection of their stocks, and has neither reviewed nor approved any information in this brochure or the prospectus relating to the Portfolios.
+ "Standard & Poor's," "S&P," "S&P 500" and the "S&P Industrial Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Defined Asset Funds. The Portfolio is not sponsored, managed, sold or promoted by Standard & Poor's.
++      May be subject to state and local taxes.
Section Insurance does not remove market risk.

EQUITY PORTFOLIOS

----------------------------------------------------------------------------------------------------
                                            TERM OF FUND      INVESTMENT GOAL       PORTFOLIO STYLE
----------------------------------------------------------------------------------------------------
DOMESTIC
----------------------------------------------------------------------------------------------------
Low Five Portfolio*                        5 1/2 Years                            LARGE CAP/CAPITAL
                                                                                  PRESERVATION
----------------------------------------------------------------------------------------------------
Premier American Portfolio                 2 Years                                LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------
Principled Values Portfolio                1 Year                                 LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------
Select Growth Portfolio                    1 Year                                 MID CAP GROWTH
----------------------------------------------------------------------------------------------------
Select S&P Industrial                      1 Year                                 GROWTH & VALUE
Portfolio
----------------------------------------------------------------------------------------------------
Select S&P Industry                        2 Years                                LARGE CAP
Turnaround Portfolio
----------------------------------------------------------------------------------------------------
Select Standard & Poor's                   1 Year                                 LARGE CAP GROWTH
Intrinsic Value Portfolio
----------------------------------------------------------------------------------------------------
Select Ten Portfolio (DJIA)                1 Year                                 LARGE CAP VALUE
----------------------------------------------------------------------------------------------------
Select Year-Ahead                          1 Year                                 LARGE CAP GROWTH
Domestic Portfolio
----------------------------------------------------------------------------------------------------
S&P 500 Trusts                             Perpetual                              LARGE CAP
----------------------------------------------------------------------------------------------------
S&P MidCap 400 Trusts                      Perpetual                              MID CAP
----------------------------------------------------------------------------------------------------
Western Premier Portfolio                  2 Years                                LARGE CAP GROWTH
----------------------------------------------------------------------------------------------------
INTERNATIONAL
----------------------------------------------------------------------------------------------------
European Monetary Union                    2 Years                                INTERNATIONAL
Portfolio
----------------------------------------------------------------------------------------------------
Premier World Portfolio                    2 Years                                INTERNATIONAL
----------------------------------------------------------------------------------------------------
Select Ten United Kingdom                  1 Year                                 INTERNATIONAL
Portfolio
----------------------------------------------------------------------------------------------------
Select Year-Ahead International Portfolio  1 Year                                 INTERNATIONAL
----------------------------------------------------------------------------------------------------
SECTOR
----------------------------------------------------------------------------------------------------
Cohen & Steers Realty                      3 Years                                SECTOR
Majors Portfolio
----------------------------------------------------------------------------------------------------
Defined Technology                         1 Year                                 SECTOR
Portfolio
----------------------------------------------------------------------------------------------------
Financial Portfolio                        2 Years                                SECTOR
----------------------------------------------------------------------------------------------------
Health Care Portfolio                      2 Years                                SECTOR
----------------------------------------------------------------------------------------------------
Real Estate Income Fund                    2 Years                                SECTOR
----------------------------------------------------------------------------------------------------
Tele-Global Trust                           2 Years                               SECTOR
----------------------------------------------------------------------------------------------------
Utility Portfolio                          2 Years                                SECTOR
----------------------------------------------------------------------------------------------------


FIXED-INCOME PORTFOLIOS
---------------------------------------------------------------------------------------------------------------
                                                                        AVERAGE MATURITY      INVESTMENT GOAL
---------------------------------------------------------------------------------------------------------------
CORPORATE INCOME FUNDS
---------------------------------------------------------------------------------------------------------------
Long Term and Insured Corporate Income Funds A or A-                        30 Years                  $
---------------------------------------------------------------------------------------------------------------
Intermediate Corporate Income Funds                                         10 Years                  $
---------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES INCOME FUNDS
---------------------------------------------------------------------------------------------------------------
U. S. Treasury Strategy Trust                                               21 Years                  $
---------------------------------------------------------------------------------------------------------------
GNMA Series                                                                 12 Years                  $
---------------------------------------------------------------------------------------------------------------
10 Year Laddered Trust                                                      10 Years                  $
---------------------------------------------------------------------------------------------------------------
5 Year Laddered Trust                                                        5 Years                  $
---------------------------------------------------------------------------------------------------------------
MUNICIPAL FUNDS
---------------------------------------------------------------------------------------------------------------
Municipal Investment Trust Insured Series                                   20 to 35 Years            $
---------------------------------------------------------------------------------------------------------------
Municipal Investment Trust National Series                                  15 to 30 Years            $
---------------------------------------------------------------------------------------------------------------
Municipal Investment Trust State Series                                     20 to 35 Years            $
---------------------------------------------------------------------------------------------------------------
Municipal Investment Trust Investment Grade Series                          12 to 17 Years            $
---------------------------------------------------------------------------------------------------------------
Municipal Defined Fund                                                      15 to 30 Years            $
---------------------------------------------------------------------------------------------------------------
Municipal Investment Trust Intermediate State Series                        10 to 13 Years            $
---------------------------------------------------------------------------------------------------------------
Municipal Investment Trust Intermediate Series 5 & 10 Year Series            5 or 10 Years            $
---------------------------------------------------------------------------------------------------------------

  * Features call options, rather than the equities, representing five DJIA stocks. The price of the fund is based on the price of the underlying stocks.

Defined Asset Funds offers a wide diversity of Portfolios in order to provide a balance of opportunities to meet each individual's investment goals. The charts on the opposite page indicate a Portfolio's suitability to your investment goal and portfolio style as described below.

INVESTMENT GOAL

$    INCOME
     Provides periodic cash disbursements for current income or reinvestment.

     INCOME & GROWTH
     Provides a combination of both dividends and potential appreciation in value of investment.

     CAPITAL APPRECIATION
     Potential appreciation in value of investment.

PORTFOLIO STYLE

GROWTH
Portfolio focuses on companies with better than average expected growth in earnings.

LARGE CAP GROWTH
Portfolio focuses on large companies with better than average expected growth in earnings.

MID CAP GROWTH
Portfolio focuses on mid-size companies with better than average expected growth in earnings.

GROWTH & VALUE
Portfolio focuses on better than average expected growth in earnings and also considers relative price level of securities.

LARGE CAP VALUE
Portfolio focuses on large companies that may appear undervalued.

INTERNATIONAL
Portfolio focuses on companies based outside the United States.

SECTOR
Portfolio focuses on a specific industry such as technology or utility.

CAPITAL PRESERVATION
Value of initial investment is preserved if fund is held to maturity.

EQUITIES

The Select Series includes portfolios that invest in specific strategies, most of which are based on well-known indices. Each portfolio has a one year maturity. You can choose to roll your assets each year, if a new fund is available. Past performance is no guarantee of future results.

Performance from Inception through September 30, 1998


--------------------------------------------------------------------------------------------------------
                                                       AVERAGE
                                   CUMULATIVE           ANNUAL                   MOST RECENTLY
  SELECT         INCEPTION           TOTAL              TOTAL                 COMPLETED PORTFOLIO
  SERIES           DATE              RETURN             RETURN        Offer to End Date        Return
--------------------------------------------------------------------------------------------------------
SELECT TEN PORTFOLIOS - DJIA
--------------------------------------------------------------------------------------------------------
Series B           5/17/91           182.65%            15.12%         5/27/97-6/30/98          11.29%
--------------------------------------------------------------------------------------------------------
Series A            1/3/92           149.91             14.54          1/27/97-2/27/98          18.90
--------------------------------------------------------------------------------------------------------
Series C            9/1/92           168.30             17.62         9/17/96-10/24/97          28.52
--------------------------------------------------------------------------------------------------------
Series 3           7/22/96            41.43             17.13          7/28/97-8/28/98           1.59
--------------------------------------------------------------------------------------------------------
Series 5           11/1/96            27.74             13.66         11/1/96-12/12/97          25.85
--------------------------------------------------------------------------------------------------------
Series J            1/2/97            15.51              8.63           1/2/97-1/30/98          12.87
--------------------------------------------------------------------------------------------------------
Series 1           2/25/97             8.48              5.24          2/25/97-3/27/98          19.38
--------------------------------------------------------------------------------------------------------
Series 2           4/28/97            14.92             10.25           4/28/97-6/5/98          24.49
--------------------------------------------------------------------------------------------------------
Series 4            9/3/97             2.36              2.19                      N/A           N/A
--------------------------------------------------------------------------------------------------------
SELECT S&P INDUSTRIAL PORTFOLIOS
--------------------------------------------------------------------------------------------------------
Series A           1/22/97            20.10%            11.46%         1/22/97-3/13/98          31.43%
--------------------------------------------------------------------------------------------------------
Series B           2/24/97            20.80             12.56          2/24/97-4/24/98          22.96
--------------------------------------------------------------------------------------------------------
Series C           4/21/97            31.55             20.91          4/21/97-5/22/98          35.59
--------------------------------------------------------------------------------------------------------
Series D            6/9/97            10.12              7.64           6/9/97-7/17/98          19.39
--------------------------------------------------------------------------------------------------------
Series E           7/21/97             5.59              4.66          7/21/97-8/21/98           8.25
--------------------------------------------------------------------------------------------------------
Series F            9/8/97             8.23              7.74                      N/A           N/A
--------------------------------------------------------------------------------------------------------
SELECT GROWTH PORTFOLIOS
--------------------------------------------------------------------------------------------------------
Series A           2/14/95            65.24%            14.85%         2/10/97-3/13/98          33.77%
--------------------------------------------------------------------------------------------------------
Series B            6/6/95            35.02%             9.46          5/12/97-6/19/98          32.10
--------------------------------------------------------------------------------------------------------
Series C            8/1/95           -31.08%           -11.09          8/18/97-9/18/98         -23.74
--------------------------------------------------------------------------------------------------------
Series D           11/1/95            15.97%             5.21        11/12/96-12/19/97          21.25
--------------------------------------------------------------------------------------------------------
SELECT S&P INTRINSIC VALUE PORTFOLIOS
--------------------------------------------------------------------------------------------------------
Series C          11/21/96             6.54%             3.47%       11/21/96-12/19/97           7.08%
--------------------------------------------------------------------------------------------------------
Series A            4/2/97             9.57              6.30           4/2/97-5/15/98          32.93
--------------------------------------------------------------------------------------------------------
Series B            8/6/97           -24.21            -21.40            8/6/97-9/2/98          -8.51
--------------------------------------------------------------------------------------------------------
SELECT TEN UNITED KINGDOM PORTFOLIOS
--------------------------------------------------------------------------------------------------------
Series B           6/21/93            33.39%             5.61%         5/27/97-6/30/98          31.56%
--------------------------------------------------------------------------------------------------------
Series C           9/28/93            32.17              5.73         9/17/96-10/24/97          22.15
--------------------------------------------------------------------------------------------------------
Series A            1/5/94            19.51              3.83          1/27/97-2/27/98          16.97
--------------------------------------------------------------------------------------------------------
Series 3           7/22/96            27.08             11.55          7/28/97-8/28/98          19.78
--------------------------------------------------------------------------------------------------------
Series 5           11/1/96            11.85              6.03         11/1/96-12/12/97          18.50
--------------------------------------------------------------------------------------------------------
Series 1           2/25/97            11.00              6.77          2/25/97-3/27/98          29.25
--------------------------------------------------------------------------------------------------------

Average Annual Total Return differs from Most Recently Completed Portfolio because the former figures reflect a reduced sales charge on rollovers and different performance periods. Past returns are no guarantee of future performance.

Growth of $10,000 in the Select Ten Portfolio Series B from 5/17/91-9/30/98

[A bar graph compares the cumulative annual performance from 5/17/91 through 9/30/98. The horizontal (X) axis shows the cumulative annual performance by year, from 5/17/91 through 9/30/98. The vertical (Y) axis reflects the dollar amount value for each year from 5/17/91 through 9/30/98.]

DATE                   VALUE
5/17/91               $10,000
5/5/92                 11,312
5/5/93                 12,093
5/6/94                 13,014
5/11/95                15,830
5/20/96                20,878
5/27/97                26,688
6/1/98                 30,878
9/30/98                28,265

NOTE: Above returns represent price changes plus dividends reinvested and reflect the maximum applicable sales charge and expenses.

Equity Prices can be tracked in Barron's Financial Weekly.

EQUITIES

Performance from Inception through September 30, 1998

-------------------------------------------------------------------------------------------------------------------------
                                                                         TOTAL RETURN            SINCE INCEPTION DATE
                                           INCEPTION        END       ------------------      ---------------------------
                                              DATE         DATE         YTD     1 YEAR        TTL. RTN.    AVG. ANN. RTN.
-------------------------------------------------------------------------------------------------------------------------
DOMESTIC
-------------------------------------------------------------------------------------------------------------------------
S&P Index Trusts 5YR TTL. RTN 5YR. AAR
-------------------------------------------------------------------------------------------------------------------------
500 Index Trust 1* 139.57% 19.08%           5/26/83         N/A         3.57%      6.51%       362.68%           16.54%
-------------------------------------------------------------------------------------------------------------------------
500 Index Trust 2 140.40 19.16              2/19/92         N/A         3.54       6.49        180.72            16.88
-------------------------------------------------------------------------------------------------------------------------
400 Midcap Trust 81.47  12.65               2/19/92         N/A        -9.28      -8.64        116.29            12.37
-------------------------------------------------------------------------------------------------------------------------
S&P Industry Turnaround Portfolios+
-------------------------------------------------------------------------------------------------------------------------
Industry Turnaround Series 1                11/21/97        N/A        -8.11        N/A         -5.15             N/A
-------------------------------------------------------------------------------------------------------------------------
Industry Turnaround Series 2                 4/3/98         N/A         N/A         N/A        -28.96             N/A
-------------------------------------------------------------------------------------------------------------------------
Premier American Portfolios
-------------------------------------------------------------------------------------------------------------------------
Blue Chip Series 1++                        6/23/86       6/21/91       N/A         N/A        101.49            13.99
-------------------------------------------------------------------------------------------------------------------------
Blue Chip Series 2++                       12/16/87       2/5/93        N/A         N/A        101.62            13.59
-------------------------------------------------------------------------------------------------------------------------
Blue Chip Series 3                          8/22/95         N/A         1.67      -0.77         73.94            19.48
-------------------------------------------------------------------------------------------------------------------------
Blue Chip Series 4                           1/8/97         N/A         0.76        N/A         36.65            19.83
-------------------------------------------------------------------------------------------------------------------------
Blue Chip Series 5                           4/2/98         N/A         N/A         N/A        -14.13             N/A
-------------------------------------------------------------------------------------------------------------------------
Western
-------------------------------------------------------------------------------------------------------------------------
Western Premier Portfolio                    2/5/98         N/A         N/A         N/A         12.75             N/A
-------------------------------------------------------------------------------------------------------------------------
Year-Ahead
-------------------------------------------------------------------------------------------------------------------------
Year-Ahead Domestic Series 98A+             12/9/97         N/A         1.76        N/A          1.55             N/A
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------
Europe
-------------------------------------------------------------------------------------------------------------------------
European Monetary Union Portfolio           5/13/98         N/A         N/A         N/A        -15.66%            N/A
-------------------------------------------------------------------------------------------------------------------------
International
-------------------------------------------------------------------------------------------------------------------------
Premier World Portfolio                      8/7/97         N/A         2.32%     -2.39%        -0.86            -0.75%
-------------------------------------------------------------------------------------------------------------------------
Year-Ahead International Series A+         12/10/97         N/A       -15.70       N/A         -17.10             N/A
-------------------------------------------------------------------------------------------------------------------------
SECTOR
-------------------------------------------------------------------------------------------------------------------------
Financial
-------------------------------------------------------------------------------------------------------------------------
Financial Focus Portfolio 1                 9/17/97         N/A       -14.74%       N/A         -6.18%           -5.98%
-------------------------------------------------------------------------------------------------------------------------
Financial Focus Portfolio 2                  4/9/98         N/A         N/A         N/A        -28.76             N/A
-------------------------------------------------------------------------------------------------------------------------
Health Care
-------------------------------------------------------------------------------------------------------------------------
Health Care Series 1++                      2/13/90       1/25/95       N/A         N/A        175.42            22.83
-------------------------------------------------------------------------------------------------------------------------
Health Care Series 2                        1/24/95         N/A        14.49      18.40         87.95            18.68
-------------------------------------------------------------------------------------------------------------------------
Health Care Series 3                         4/9/98         N/A         N/A         N/A        -16.18             N/A
-------------------------------------------------------------------------------------------------------------------------
Real Estate
-------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Realty Majors Portfolio      4/23/98         N/A         N/A         N/A         -8.45             N/A
-------------------------------------------------------------------------------------------------------------------------
Real Estate Income Fund Series 1            6/15/94       8/14/98       N/A         N/A         40.71             8.54
-------------------------------------------------------------------------------------------------------------------------
Real Estate Income Fund Series 2            6/25/96         N/A       -11.09      -9.34         32.50            13.22
-------------------------------------------------------------------------------------------------------------------------
Socially Responsible
-------------------------------------------------------------------------------------------------------------------------
Principled Values Portfolio 1                1/8/98         N/A         N/A         N/A          4.03             N/A
-------------------------------------------------------------------------------------------------------------------------
Principled Values Portfolio 2               6/11/98         N/A         N/A         N/A        -18.66             N/A
-------------------------------------------------------------------------------------------------------------------------
Telecommunications
-------------------------------------------------------------------------------------------------------------------------
Telecommunications Series 1++               1/22/91      12/22/95       N/A         N/A         71.09            11.54
-------------------------------------------------------------------------------------------------------------------------
Telecommunications Series 2                 10/13/93      2/12/98       N/A         N/A         72.93            13.46
-------------------------------------------------------------------------------------------------------------------------
Tele-Global Trust 2                         2/14/96         N/A        16.72      19.28         56.63            18.62
-------------------------------------------------------------------------------------------------------------------------
Tele-Global Trust 3                          2/6/98         N/A         N/A         N/A         10.53             N/A
-------------------------------------------------------------------------------------------------------------------------
Utilities
-------------------------------------------------------------------------------------------------------------------------
14th Utility Stock Series                   10/5/89         N/A         5.50      22.59        168.87            11.63
-------------------------------------------------------------------------------------------------------------------------
15th Utility Stock Series                    6/4/92         N/A         5.66      24.11         94.59            11.10
-------------------------------------------------------------------------------------------------------------------------
Utility Portfolio                           6/18/98         N/A         N/A         N/A          2.25             N/A
-------------------------------------------------------------------------------------------------------------------------

Return figures represent changes in unit price plus reinvestment of income and principal distributions (net of all fund expenses and sales charges), divided by the initial public offering price.

* The Total Return and Average Total Return for S&P Index Trust 1--since inception, actually represents ten years of performance.
+ Year-Ahead Portfolios and Standard & Poor's Industry Turnaround Portfolios are part of the Select family of funds.
++ Return figures for Blue Chip Series 1 & 2, Health Care Series 1 and Telecommunications Series 1 assumes dividends were added rather than reinvested, and does not include sales charges.

FIXED-INCOME
For Periods Ending September 30, 1998 (reflecting all expenses)

-----------------------------------------------------------------------------------------------------------------------------------
                              1 YEAR                5 YEAR             5 YEAR AVG.             10 YEAR             10 YEAR AVG.
                              TOTAL                 TOTAL                 ANNUAL                TOTAL                 ANNUAL
                              RETURN                RETURN                RETURN                RETURN                RETURN
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                        WITHOUT     WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT     WITH
                         SALES     SALES       SALES     SALES       SALES     SALES       SALES     SALES       SALES     SALES
                        CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE
-----------------------------------------------------------------------------------------------------------------------------------
Long Term      HIGH      11.32%     7.06%      37.03%    30.76%       6.50%     5.51%     119.84     107.96%      8.19%     7.59%
Series
(1/26/88-
9/26/96)
-----------------------------------------------------------------------------------------------------------------------------------
               AVG.       7.81      4.42       32.19     25.98        5.73      4.72      116.19     104.60       8.01      7.42
-----------------------------------------------------------------------------------------------------------------------------------
               LOW        4.28      2.58       28.11     22.03        5.08      4.06      113.37     101.84       7.87      7.27
-----------------------------------------------------------------------------------------------------------------------------------
Long-          HIGH       9.82      7.83       44.67     39.80        7.66      6.93         N/A        N/A        N/A       N/A
Intermediate
Term Series
(10-Year)
(8/9/88-
10/18/96)
-----------------------------------------------------------------------------------------------------------------------------------
               AVG.       7.23      4.90       35.82     30.65        6.31      5.49         N/A        N/A        N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
               LOW        4.26      2.96       30.28     25.12        5.43      4.58         N/A        N/A        N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Insured        HIGH      11.22      6.13       36.40     28.99        6.40      5.22      115.20     105.10       7.96      7.44
Series
(1/5/88-
10/17/96)
-----------------------------------------------------------------------------------------------------------------------------------
               AVG.       7.57      4.17       30.51     24.20        5.46      4.43      113.50     102.15       7.88      7.29
-----------------------------------------------------------------------------------------------------------------------------------
               LOW        3.07      0.91       26.52     20.96        4.81      3.88      111.82     100.37       7.79      7.19
-----------------------------------------------------------------------------------------------------------------------------------
Short-         HIGH       7.67      6.01       33.94     30.09        6.02      5.40         N/A        N/A        N/A       N/A
Intermediate
Term Series
(5-Year)
(9/20/91-
10/3/96)
-----------------------------------------------------------------------------------------------------------------------------------
               AVG.       5.79      4.25       30.17     26.03        5.41      4.73         N/A        N/A        N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
               LOW        4.73      3.14       26.25     21.99        4.77      4.05         N/A        N/A        N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
STATE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                        WITHOUT     WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT     WITH
                         SALES     SALES       SALES     SALES       SALES     SALES       SALES     SALES       SALES     SALES
                        CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE
-----------------------------------------------------------------------------------------------------------------------------------
California     HIGH      11.50%     6.54%      34.78%    28.05%       6.15%     5.07%     116.98%    105.24%      8.05%     7.45%
(3/30/88-
9/27/96)
-----------------------------------------------------------------------------------------------------------------------------------
               AVG.       7.66      4.38       30.04     23.92        5.39      4.38      114.21     102.80       7.91      7.32
-----------------------------------------------------------------------------------------------------------------------------------
               LOW        4.39      2.62       26.12     20.77        4.75      3.84      109.67     100.26       7.68      7.19
-----------------------------------------------------------------------------------------------------------------------------------
Florida        HIGH      11.75      6.79       35.24     27.86        6.22      5.03         N/A        N/A        N/A       N/A
(4/20/88-
12/6/96)
-----------------------------------------------------------------------------------------------------------------------------------
               AVG.       7.49      4.12       30.03     23.71        5.39      4.34         N/A        N/A        N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
               LOW        4.00      2.01       26.50     20.55        4.81      3.81         N/A        N/A        N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey     HIGH      10.78      5.85       33.09     25.85        5.88      4.70      113.58     102.03       7.88      7.28
(3/30/88-
8/1/96)
-----------------------------------------------------------------------------------------------------------------------------------
               AVG.       7.29      4.15       29.34     23.04        5.28      4.23      112.03     100.54       7.80      7.20
-----------------------------------------------------------------------------------------------------------------------------------
               LOW        4.52      3.11       26.08     20.46        4.74      3.79      110.43      99.05       7.72      7.12
-----------------------------------------------------------------------------------------------------------------------------------
New York       HIGH      11.62      6.94       34.00     29.23        6.02      5.26      125.51     113.31       8.47      7.87
(1/14/88-
9/11/97)
-----------------------------------------------------------------------------------------------------------------------------------
               AVG.       7.72      4.47       30.33     24.08        5.44      4.41      118.01     106.37       8.10      7.51
-----------------------------------------------------------------------------------------------------------------------------------
               LOW        4.79      2.18       26.20     20.59        4.76      3.81      115.02     103.66       7.95      7.37
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania   HIGH      10.73      6.45       34.33     28.13        6.08      5.08      114.66     102.98       7.93      7.33
(3/4/88-
9/11/97)
-----------------------------------------------------------------------------------------------------------------------------------
               AVG.       7.24      3.97       29.79     23.54        5.35      4.31      113.20     102.04       7.86      7.28
-----------------------------------------------------------------------------------------------------------------------------------
               LOW        3.61      2.42       26.20     20.04        4.76      3.72      111.27     100.95       7.76      7.22
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                        WITHOUT     WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT     WITH      WITHOUT     WITH
                         SALES     SALES       SALES     SALES       SALES     SALES       SALES     SALES       SALES     SALES
                        CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE     CHARGE
-----------------------------------------------------------------------------------------------------------------------------------
Long Term      HIGH      16.20%     9.91%      46.07%    39.52%       7.87%     6.88%        N/A        N/A        N/A       N/A
Series
(9/23/93-
10/1/96)
-----------------------------------------------------------------------------------------------------------------------------------
               AVG.      12.08      6.04       41.80     34.21        7.23      6.06         N/A        N/A        N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
               LOW        6.66      0.93       38.91     31.36        6.79      5.60         N/A        N/A        N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate   HIGH      14.44      9.09       42.35     35.69        7.31      6.29         N/A        N/A        N/A       N/A
Series
(9/15/93-
4/9/96)
-----------------------------------------------------------------------------------------------------------------------------------
               AVG.      11.22      6.03       39.03     32.59        6.81      5.80         N/A        N/A        N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
               LOW        7.93      2.91       37.10     30.73        6.51      5.50         N/A        N/A        N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
Insured        HIGH      16.24      9.95       45.19     38.68        7.74      6.76         N/A        N/A        N/A       N/A
Series
(9/16/93-
8/7/96)
-----------------------------------------------------------------------------------------------------------------------------------
               AVG.      12.53      6.47       39.69     32.50        6.90      5.78         N/A          N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------
               LOW        8.59      2.72       33.77     28.23        5.99      5.10         N/A          N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Total Return figures, shown both with and without sales charges represent changes in unit price with distributions reinvested in the related Investment Accumulation Program, divided by the initial public offering price, for calculations with sales charge and divided by Net Asset Value for calculations without sales charge. High figures are for the individual series with the highest performance among these series. Low figures are for the series with the lowest performance and average figures are the aggregate performance of all series divided by the number of recorded series. The sales charge for these series was reduced in August 1998. The average sales charge included in these figures will be stated in prospectuses for new series.

The following are important facts to keep in mind when considering these investments.

Please read them carefully before you invest.

There can be no assurance that any Portfolio will meet its objective.

Many of the Portfolios are designed for investors who can assume the risks associated with equity investments, and may not be appropriate for investors seeking capital preservation or high current income.

Several Portfolios are composed of aggressive growth stocks that are subject to extreme price volatility. These Portfolios may be considered speculative.

No single Defined Asset Fund should be considered a complete investment program.

The value of your investment fluctuates with the prices of the securities held by the Fund. The amount you receive when you sell may be less than your original cost. Security prices depend, among other factors, on the financial condition of the issuer and general market factors. Bond prices vary inversely with changes in interest rates; even on government and insured bonds, while credit risk is minimal, market risk remains.

Except for regular federal income tax (and in some cases state and local personal income taxes) on Municipal Funds, income and any gain is subject to tax each year, whether or not these amounts are reinvested.

Defined Asset Funds(SM)
Buy With Knowledge o Hold With Confidence

A prospectus containing more complete information on any Defined Asset Fund including risks, charges and expenses is available.
Please read it carefully before you invest or send money.

Your Financial Consultant will be happy to answer any questions you may have.

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

32700BR-11/98

[Copyright logo] 1998 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC.

EQUITY INVESTOR FUNDS

Select Series

Defined Technology Portfolio
Principled Values Portfolio(SM)
Select Ten Portfolio (DJIA)
United Kingdom Portfolio (Financial Times Index)
Select Growth Portfolio
Select S&P Industrial Portfolio
Select S&P Industry Turnaround Portfolio
Select Standard & Poor's Intrinsic Value Portfolio

Concept Series

Cohen & Steers Realty Majors(SM) Portfolio
Premier American Portfolio
Premier World Portfolio
Tele-Global Trust
Utility Portfolio
Western Premier Portfolio

Focus Series

European Monetary Union Portfolio
Financial Portfolio
Health Care Portfolio
Year-Ahead Domestic Portfolio
Year-Ahead International Portfolio

Index Series

S&P 500 Index Trust
S&P MidCap Index Trust

FIXED-INCOME FUNDS

Corporate Funds

Government Funds

Municipal Funds